Summary of Intangible Assets by Major Asset Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		$ 8,331
Accumulated amortization		8,109
Net	$ 88	222
Capitalized software development cost
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	775	2,503
Accumulated amortization	687	2,300
Net	$ 88	203
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		5,757
Accumulated amortization		5,757
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		71
Accumulated amortization		52
Net		$ 19